Cover	Mar. 05, 2021	Nov. 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 05, 2021
Entity Registrant Name	IMMERSION CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38334
Entity Tax Identification Number	94-3180138
Entity Address, Address Line One	330 Townsend Street, Suite 234
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	408
Local Phone Number	467-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	IMMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key		0001058811
Amendment Flag		false